Parametric Global Small-Cap Fund

PARAMETRIC GLOBAL SMALL-CAP FUND
Supplement to Summary Prospectus dated December 19, 2012

The following amendments to the Summary Prospectus are effective on March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

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Class I shares of the Fund are renamed Institutional Class; and

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The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances).

2.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $50,000 (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6634-2/13 PPAGSCSPS